REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total long-lived assets, net	$ 24,064	$ 20,271
Israel
Property, Plant and Equipment [Line Items]
Total long-lived assets, net	20,221	11,537
United States
Property, Plant and Equipment [Line Items]
Total long-lived assets, net	2,642	6,800
Rest of world
Property, Plant and Equipment [Line Items]
Total long-lived assets, net	$ 1,201	$ 1,934